Statement of Cash Flows - Veraxa Biotech Holding A G [Member]	6 Months Ended
Dec. 31, 2025 CHF (SFr)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	SFr (26,856)
Adjustments to reconcile net loss to net cash provided by operating activities:
Accrued Expenses	18,000
Due to related party	8,856
Advances-related parties	1,000
Net cash provided by operating activities	1,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial capital contribution	100,000
Net cash provided by financing activities	100,000
NET CHANGE IN CASH	101,000
Cash, beginning of period
Cash, end of period	SFr 101,000